SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Schedule of Intangible Assets Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Patents and trademarks | Minimum
Intangible assets
Estimated useful life	3 years
Patents and trademarks | Maximum
Intangible assets
Estimated useful life	5 years
Licenses | Minimum
Intangible assets
Estimated useful life	3 years
Licenses | Maximum
Intangible assets
Estimated useful life	10 years
Intellectual property and customer relationships | Minimum
Intangible assets
Estimated useful life	3 years
Intellectual property and customer relationships | Maximum
Intangible assets
Estimated useful life	13 years